Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Wells Fargo net income	$ 21,938	$ 22,894	$ 23,057
Investment securities:
Net unrealized gains (losses) arising during the period	(3,458)	(3,318)	5,426
Reclassification of net gains to net income	(1,240)	(1,530)	(1,532)
Derivatives and hedging activities:
Net unrealized gains arising during the period	177	1,549	952
Reclassification of net gains on cash flow hedges to net income	(1,029)	(1,089)	(545)
Defined benefit plans adjustments:
Net actuarial losses and prior service credits arising during the period	(52)	(512)	(1,116)
Amortization of net actuarial loss, settlements and other to net income	158	114	74
Foreign currency translation adjustments:
Net unrealized losses arising during the period	(3)	(137)	(60)
Reclassification of net (gains) losses to net income	0	(5)	6
Other comprehensive income (loss), before tax	(5,447)	(4,928)	3,205
Income tax (expense) benefit related to other comprehensive income	1,996	1,774	(1,300)
Other comprehensive income (loss), net of tax	(3,451)	(3,154)	1,905
Less: Other comprehensive income (loss) from noncontrolling interests	(17)	67	(227)
Wells Fargo other comprehensive income (loss), net of tax	(3,434)	(3,221)	2,132
Wells Fargo comprehensive income	18,504	19,673	25,189
Comprehensive income from noncontrolling interests	90	449	324
Total comprehensive income	$ 18,594	$ 20,122	$ 25,513